UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2006

Date of reporting period: 09/30/2006

Item 1. Report to Stockholders.

November 2006

Report to Fellow Shareholders:

Corporate earnings continue on record pace so far in 2006. This has driven record market performance with the Dow Jones Industrial Average surpassing the 12,000 mark. Oil and gas prices have declined from highs reached in mid-summer and the Federal Reserve has paused in raising rates for the time being. All this has driven stable stock market returns in 2006 as the bull market that started in late 2002 continues unabated.

Returns for Nicholas II, Inc. Class I and Class N and selected indices are provided in the chart below for the periods ended September 30, 2006.

Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas II, Inc. – Class I	7.85%	11.60%	9.12%	6,85%	9.04%
Nicholas II, Inc. – Class N (linked to Class I)	7.49%	11.40%	9.00%	6.79%	9.00%
Russell Midcap Growth Index	7.03%	14.53%	12.01%	8.20%	10.48%
Morningstar Mid-Cap Growth Category	5.23%	12.41%	8.84%	7.46%	9.76%
Standard & Poor's 500 Index	10.79%	12.30%	6.97%	8.59%	10.76%
Ending value of $10,000 invested in Nicholas II, Inc. - Class I	$10,785	$13,900	$15,471	$19,392	$36,633
Ending value of $10,000 invested in Nicholas II, Inc. - Class N (linked to Class I)	$10,749	$13,824	$15,387	$19,287	$36,434

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund is net of expenses, the market indices are gross of fees. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N commenced operations on February 28, 2005, and therefore the average annual total returns presented for the periods shown include the performance of the original class of shares, Class I, prior to February 28, 2005. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

The almost four-year bull market, which has been unprecedented in length without a 15% correction, has been driven by the industrial, energy and material sectors. These sectors have outperformed due to strong demand from emerging countries such as China and India. Liquidity initiated by the Federal Reserve has also fueled the great economic expansion.

Nicholas II’s return for the year ending September 30, 2006 was driven by strong relative performance in consumer discretionary, industrial and materials sectors. With the pullback in energy stocks in the third quarter of 2006, the energy sector posted negative returns; however, Nicholas II's underweighting helped relative performance. Long-term holdings such as Kohl's, Harley-Davidson, Affiliated Managers Group, Manpower and Expeditors International had strong years. The Fund also had some clunkers such as Kinetic Concepts, ChoicePoint, Maxim Integrated Products and Plantronics. Some of these positions have been sold and others have been added to.

Looking forward, we have been surprised by the continued strength in corporate earnings and the markets. Corporate earnings should eventually slow; however, valuations remain reasonable. The economy seems headed for a mid-cycle slowdown. We remain cautious short-term and opportunistic long-term.

We continue to employ our investment philosophy of finding and holding what we believe are quality companies priced right for the long-term.

Thank you for your continued support.

Sincerely,

David O. Nicholas

Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (11/06)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

NICHOLAS II, INC. CLASS I, RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP GROWTH INDEX

The line graph which follows compares the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund's Class I, to the same investment over the same period in two peer group indices. The graph assumes a $10,000 investment in the Fund's Class I and the indices at the beginning of the first fiscal year. The peer group in the graph includes the Russell Midcap Index and the Russell Midcap Growth Index. The Adviser believes the Russell Midcap Index and the Russell Midcap Growth Index are representative of the performance of small- and medium-capitalization growth companies in which the Fund primarily invests.

	Nicholas II, Inc. Class I	% Total Return	Russell Midcap Index	% Total Return	Russell Midcap Growth Index	% Total Return
09/30/96	$10,000		$10,000		$10,000
09/30/97	13,494	34.94%	13,506	35.06%	12,964	29.64%
09/30/98	13,270	(1.66)%	12,697	(5.99)%	11,749	(9.37)%
09/30/99	13,602	2.50%	15,164	19.43%	16,121	37.21%
09/30/00	15,844	16.49%	19,962	31.64%	25,854	60.38%
09/30/01	12,534	(20.89)%	15,497	(22.37)%	12,468	(51.78)%
09/30/02	11,282	(9.99)%	14,105	(8.98)%	10,536	(15.49)%
09/30/03	13,951	23.66%	18,707	32.63%	14,634	38.89%
09/30/04	16,093	15.35%	22,552	20.55%	16,636	13.68%
09/30/05	17,982	11.74%	28,212	25.10%	20,540	23.47%
09/30/06	19,392	7.85%	30,912	9.57%	21,984	7.03%

The Fund's Class I average annual total returns for the one, three, five and ten year periods ended on the last day of the most recent fiscal year are as follows:

	One Year Ended September 30, 2006	Three Years Ended September 30, 2006	Five Years Ended September 30, 2006	Ten Years Ended September 30, 2006
Average Annual Total Return	7.85%	11.60%	9.12%	6.85%

Past performance is not predictive of future performance, and the above graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Financial Highlights Class I (NCTWX)
For a share outstanding throughout each period
-------------------------------------------------------------------------
                                        Year ended September 30,
                               ------------------------------------------
                                2006     2005     2004     2003     2002
                               ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $23.50   $21.88   $18.97   $15.34   $17.54
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income
    (loss) ..................     .04(1)   .01     (.01)    (.01)    (.02)
   Net gain (loss) on
    securities (realized and
    unrealized) .............    1.73(1)  2.52     2.92     3.64    (1.60)
                               ------   ------   ------   ------   ------
      Total from investment
       operations ...........    1.77     2.53     2.91     3.63    (1.62)
                               ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................    (.01)     ---      ---      ---      ---
   From net capital gain ....   (2.15)    (.91)    (.00)(2)  ---     (.58)
                               ------   ------   ------   ------   ------
      Total distributions ...   (2.16)    (.91)    (.00)(2)  ---     (.58)
                               ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD ..................  $23.11   $23.50   $21.88   $18.97   $15.34
                               ------   ------   ------   ------   ------
                               ------   ------   ------   ------   ------

TOTAL RETURN ................   7.85%   11.74%   15.35%   23.66%  (9.99)%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........  $536.8   $546.0   $515.5   $472.5   $408.5
Ratio of expenses to
 average net assets .........    .67%     .70%     .63%     .65%     .65%
Ratio of net investment
 income (loss) to average
 net assets .................    .19%     .02%   (.04)%   (.06)%   (.12)%
Portfolio turnover rate .....  16.90%   20.80%   15.35%   26.10%   47.37%
(1) Computed based on average shares outstanding.
(2) Rounds to $.00, the actual amount is $.00154.

The accompanying notes to financial statements are an integral part of these highlights.
Financial Highlights Class N (NNTWX)
For a share outstanding throughout each period
-----------------------------------------------------------------------------------
                                   Year            Period from
                                   Ended           02/28/2005 (1)
                                 09/30/2006       to 09/30/2005
                                 ----------       -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ..........     $23.45            $22.59
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment loss ........       (.03)(2)          (.02)
   Net gain on securities
    (realized and unrealized)..       1.71(2)            .88
                                    ------            ------
      Total from investment
       operations .............       1.68               .86
                                    ------            ------
   LESS DISTRIBUTIONS
   From net capital gain ......      (2.13)               --
                                    ------            ------
NET ASSET VALUE, END
 OF PERIOD ....................     $23.00            $23.45
                                    ------            ------
                                    ------            ------
TOTAL RETURN ..................      7.49%             3.81%(3)
SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ............       $0.8              $0.5
Ratio of expenses to
 average net assets ...........      1.02%             1.06%(4)
Ratio of net investment
loss to average net assets ....     (.16)%            (.24)%(4)
Portfolio turnover rate .......     16.90%            20.80%(4)
(1) Commencement of operations.
(2) Computed based on average shares outstanding.
(3) Not annualized.
(4) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.
Top Ten Equity Portfolio Holdings
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Fiserv, Inc. ..............................................     2.68%
        Willis Group Holdings Limited .............................     2.17%
        Marshall & Ilsley Corporation .............................     2.06%
        O'Reilly Automotive, Inc. .................................     1.98%
        Manpower Inc. .............................................     1.88%
        CDW Corporation ...........................................     1.84%
        Respironics, Inc. .........................................     1.83%
        Eaton Vance Corp. .........................................     1.83%
        Cintas Corporation ........................................     1.80%
        Bemis Company, Inc. .......................................     1.78%
                                                                       ------
        Total of top ten ..........................................    19.85%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
September 30, 2006  (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Information Technology ....................................    21.11%
        Consumer Discrectionary ...................................    18.45%
        Health Care ...............................................    18.35%
        Financials ................................................    14.32%
        Industrials ...............................................     9.31%
        Short-Term Investments ....................................     6.18%
        Energy ....................................................     5.59%
        Materials .................................................     3.80%
        Consumer Staples ..........................................     2.89%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
Class I
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       03/31/06         09/30/06       04/01/06 - 09/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00          $975.90               $3.30
        Hypothetical   1,000.00        $1,021.66                3.38
         (5% return before expenses)
        * Expenses are equal to the Fund's Class I six-month annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Class N
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       03/31/06         09/30/06       04/01/06 - 09/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00          $974.20               $5.02
        Hypothetical   1,000.00        $1,019.91                5.14
         (5% return before expenses)
        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments
September 30, 2006
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                            Value
-----------                                                      -----------
COMMON STOCKS -- 93.11%
            Consumer Discretionary -
             Auto & Components -- 1.50%
    35,000  Gentex Corporation                                  $    497,350
   120,600  Harley-Davidson, Inc.                                  7,567,650
                                                                ------------
                                                                   8,065,000
                                                                ------------
            Consumer Discretionary - Hotels,
             Restaurants & Leisure -- 2.71%
   102,500  Applebee's International, Inc.                         2,204,775
   150,000  International Game Technology                          6,225,000
   180,000  Starbucks Corporation *                                6,129,000
                                                                ------------
                                                                  14,558,775
                                                                ------------
            Consumer Discretionary -
             Media -- 5.09%
   125,265  Clear Channel Communications, Inc.                     3,613,895
   100,407  DIRECTV Group, Inc. (The) *                            1,976,010
   140,000  EchoStar Communications
             Corporation *                                         4,583,600
   150,000  Lamar Advertising Company *                            8,011,500
    60,278  Liberty Global, Inc. -- Series A *                     1,551,556
   304,935  Liberty Global, Inc. -- Series C *                     7,641,671
                                                                ------------
                                                                  27,378,232
                                                                ------------
            Consumer Discretionary -
             Retail -- 8.21%
   225,672  IAC/InterActiveCorp *                                  6,490,327
    85,000  J.C. Penney Company, Inc.                              5,813,150
   122,100  Kohl's Corporation *                                   7,926,732
   275,979  Liberty Media Holding Corporation
             Interactive Common -- Series A *                      5,624,452
   320,000  O'Reilly Automotive, Inc. *                           10,627,200
   275,000  PETsMART, Inc.                                         7,631,250
                                                                ------------
                                                                  44,113,111
                                                                ------------
            Consumer Discretionary -
             Services -- 0.80%
    65,000  ITT Educational Services, Inc. *                       4,309,500
                                                                ------------
            Consumer Staples - Food
             & Staple Retail -- 1.42%
   238,296  CVS Corporation                                        7,654,068
                                                                ------------
            Consumer Staples - Food,
             Beverage & Tobacco -- 1.44%
   215,000  Hormel Foods Corporation                               7,735,700
                                                                ------------
            Energy -- 5.55%
    25,450  Apache Corporation                                     1,608,440
   120,000  BJ Services Company                                    3,615,600
    50,000  Cameron International Corporation *                    2,415,500
    55,000  GlobalSantaFe Corporation                              2,749,450
   154,178  Kinder Morgan Management, LLC *                        6,509,375
   111,000  Nabors Industries, Ltd. *                              3,302,250
    20,000  Smith International, Inc.                                776,000
   175,000  Weatherford International Ltd. *                       7,301,000
    36,666  XTO Energy, Inc.                                       1,544,739
                                                                ------------
                                                                  29,822,354
                                                                ------------
            Financials - Banks -- 4.53%
   215,000  Commerce Bancorp, Inc.                                 7,892,650
   230,000  Marshall & Ilsley Corporation                         11,081,400
    90,000  MGIC Investment Corporation                            5,397,300
                                                                ------------
                                                                  24,371,350
                                                                ------------
            Financials - Diversified -- 4.51%
    67,500  Affiliated Managers Group, Inc. *                      6,757,425
   340,000  Eaton Vance Corp.                                      9,812,400
    50,000  Legg Mason, Inc.                                       5,043,000
    40,000  Moody's Corporation                                    2,615,200
                                                                ------------
                                                                  24,228,025
                                                                ------------
            Financials - Insurance -- 5.17%
   230,000  Brown & Brown, Inc.                                    7,028,800
   188,800  Nationwide Financial Services, Inc.                    9,081,280
   307,000  Willis Group Holdings Limited                         11,666,000
                                                                ------------
                                                                  27,776,080
                                                                ------------
            Health Care - Equipment -- 4.91%
   185,000  Biomet, Inc.                                           5,955,150
    10,000  Cooper Companies, Inc. (The)                             535,000
   170,000  DENTSPLY International Inc.                            5,118,700
   255,000  Respironics, Inc. *                                    9,845,550
   140,000  St. Jude Medical, Inc. *                               4,940,600
                                                                ------------
                                                                  26,395,000
                                                                ------------
            Health Care - Pharmaceuticals
             & Biotechnology -- 7.35%
    42,500  Allergan, Inc.                                         4,785,925
    30,000  Biogen Idec Inc. *                                     1,340,400
    32,000  Biotech HOLDRS Trust                                   5,911,040
    66,960  Fisher Scientific
             International Inc. *                                  5,238,950
   106,500  Forest Laboratories, Inc. *                            5,389,965
    85,000  Invitrogen Corporation *                               5,389,850
   180,000  Medicis Pharmaceutical
             Corporation                                           5,823,000
   165,000  Teva Pharmaceutical
             Industries Ltd.                                       5,624,850
                                                                ------------
                                                                  39,503,980
                                                                ------------
            Health Care - Services -- 5.96%
    23,252  Cardinal Health, Inc.                                  1,528,586
   162,500  DaVita, Inc. *                                         9,403,875
   260,883  Health Management
             Associates, Inc.                                      5,452,455
   245,000  IMS Health Incorporated                                6,526,800
    12,600  Patterson Companies, Inc. *                              423,486
   145,000  Universal Health Services,
             Inc. -- Class B                                       8,689,850
                                                                ------------
                                                                  32,025,052
                                                                ------------
            Industrials - Capital
             Goods -- 3.76%
   208,000  Fastenal Company                                       8,022,560
   110,000  IDEX Corporation                                       4,735,500
    20,000  ITT Corporation                                        1,025,400
    70,000  Oshkosh Truck Corporation                              3,532,900
    50,000  Rockwell Automation, Inc.                              2,905,000
                                                                ------------
                                                                  20,221,360
                                                                ------------
            Industrials - Commerical
             Services & Supplies -- 4.46%
   116,604  ChoicePoint Inc. *                                     4,174,423
   237,500  Cintas Corporation                                     9,697,125
   165,000  Manpower Inc.                                         10,109,550
                                                                ------------
                                                                  23,981,098
                                                                ------------
            Industrials - Transportation -- 1.02%
   123,000  Expeditors International
             of Washington, Inc.                                   5,483,340
                                                                ------------
            Information Technology -
             Hardware & Equipment -- 10.78%
   160,000  CDW Corporation                                        9,868,800
   175,000  Harris Corporation                                     7,785,750
   260,000  Jabil Circuit, Inc.                                    7,428,200
   225,000  Molex Incorporated -- Class A                          7,404,750
   380,000  QLogic Corporation *                                   7,182,000
   215,000  Tektronix, Inc.                                        6,219,950
   392,500  Vishay Intertechnology, Inc. *                         5,510,700
   183,750  Zebra Technologies
             Corporation -- Class A *                              6,567,225
                                                                ------------
                                                                  57,967,375
                                                                ------------
            Information Technology - Semiconductors &
             Equipment -- 3.78%
   217,000  Intersil Holding Corporation                           5,327,350
   200,000  Maxim Integrated Products, Inc.                        5,614,000
   288,750  Microchip Technology Incorporated                      9,361,275
                                                                ------------
                                                                  20,302,625
                                                                ------------
            Information Technology -
             Software & Services -- 6.39%
   145,000  Affiliated Computer Services, Inc. *                   7,519,700
   322,500  BEA Systems, Inc. *                                    4,902,000
    85,300  Check Point Software
             Technologies Ltd. *                                   1,624,965
   305,937  Fiserv, Inc. *                                        14,406,573
   243,500  Hewitt Associates, Inc. *                              5,907,310
                                                                ------------
                                                                  34,360,548
                                                                ------------
            Materials -- 3.77%
   291,400  Bemis Company, Inc.                                    9,575,404
   155,000  Ecolab Inc.                                            6,637,100
   105,000  Florida Rock Industries, Inc.                          4,064,550
                                                                ------------
                                                                  20,277,054
                                                                ------------
               TOTAL COMMON STOCKS
                (cost $317,828,732)                              500,529,627
                                                                ------------
SHORT-TERM INVESTMENTS -- 6.13%
            Commercial Paper -- 5.74%
$1,326,000  Fiserv, Inc.
             10/02/06, 5.33%                                       1,326,000
 1,133,000  General Mills, Inc.
             10/03/06, 5.30%                                       1,132,833
   700,000  General Mills, Inc.
             10/03/06, 5.31%                                         699,897
 1,300,000  Prudential Financial, Inc.
             10/04/06, 5.26%                                       1,299,620
 1,000,000  John Deere Capital Corporation
             10/05/06, 5.30%                                         999,558
   400,000  Fiserv, Inc.
             10/06/06, 5.33%                                         399,763
 1,865,000  Time Warner Inc.
             10/10/06, 5.34%                                       1,862,787
 1,000,000  Time Warner Inc.
             10/11/06, 5.35%                                         998,662
 1,000,000  American General Finance Corporation
             10/12/06, 5.24%                                         998,544
 1,000,000  Marshall & Ilsley Corporation
             10/13/06, 5.25%                                         998,396
   750,000  General Mills, Inc.
             10/16/06, 5.30%                                         748,454
   750,000  Walt Disney Company (The)
             10/17/06, 5.30%                                         748,344
 1,300,000   Fiserv, Inc.
             10/18/06, 5.34%                                       1,296,915
   400,000  Walt Disney Company (The)
             10/18/06, 5.30%                                         399,058
 1,100,000  CVS Corporation
             10/19/06, 5.31%                                       1,097,242
 1,050,000  CVS Corporation
             10/20/06, 5.31%                                       1,047,212
   755,000  General Mills, Inc.
             10/20/06, 5.31%                                         752,995
   700,000  John Deere Capital Corporation
             10/23/06, 5.31%                                         697,832
   775,000  Fortune Brands, Inc.
             10/24/06, 5.37%                                         772,457
 1,575,000  AT&T Inc.
             10/25/06, 5.26%                                       1,569,707
 1,000,000  CVS Corporation
             10/25/06, 5.32%                                         996,601
   505,000  Fiserv, Inc.
             10/26/06, 5.31%                                         503,212
 1,175,000  Morgan Stanley
             10/27/06, 5.25%                                       1,170,716
 1,925,000  Fiserv, Inc.
             10/31/06, 5.33%                                       1,916,735
 1,000,000  John Deere Capital Corporation
             11/01/06, 5.30%                                         995,583
   605,000  CVS Corporation
             11/16/06, 5.33%                                         601,865
   400,000  Fortune Brands, Inc.
             11/07/06, 5.35%                                         397,860
 1,000,000  Time Warner Cable, Inc.
             11/15/06, 5.34%                                         993,473
 1,500,000  John Deere Capital Corporation
             11/20/06, 5.29%                                       1,489,200
 2,000,000  Barclays U.S. Funding LLC
             11/29/06, 5.24%                                       1,983,116
                                                                ------------
                                                                  30,894,637
                                                                ------------
            Variable Rate Security -- 0.39%
 2,087,547  Wisconsin Corporate Central
             Credit Union (1)
             10/02/06, 4.99%                                       2,087,547
                                                                ------------
               TOTAL SHORT-TERM INVESTMENTS
                (cost $32,982,184)                                32,982,184
                                                                ------------
               TOTAL INVESTMENTS
                (cost $350,810,916) -- 99.24%                    533,511,811
                                                                ------------
            OTHER ASSETS, NET OF LIABILITIES -- 0.76%              4,067,700
                                                                ------------
               TOTAL NET ASSETS
                (basis of percentages disclosed above) -- 100%  $537,579,511
                                                                ------------
                                                                ------------
* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange
                                  Commission.

The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
September 30, 2006
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $350,810,916) ....   $533,511,811
                                                                  ------------
    Receivables -
         Investment securities sold ...........................      5,202,595
         Dividend and interest ................................        268,252
                                                                  ------------
              Total receivables ...............................      5,470,847
                                                                  ------------
    Other .....................................................         40,795
                                                                  ------------
              Total assets ....................................    539,023,453
                                                                  ------------
LIABILITIES
    Payables -
         Investment securities purchased ......................      1,030,362
         Due to adviser -
              Management fee ..................................        241,420
              Accounting and administrative fee ...............            250
         12b-1 and servicing fee ..............................          2,778
         Other payables and accrued expense ...................        169,132
                                                                  ------------
              Total liabilities ...............................      1,443,942
                                                                  ------------
              Total net assets ................................   $537,579,511
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $330,513,269
    Net unrealized appreciation on investments ................    182,700,895
    Accumulated undistributed
     net realized gain on investments .........................     23,376,227
    Accumulated undistributed net investment income ...........        989,120
                                                                  ------------
              Total net assets ................................   $537,579,511
                                                                  ------------
                                                                  ------------
Class I:
Net assets ....................................................   $536,754,275
Shares outstanding ............................................     23,223,422
NET ASSET VALUE PER SHARE ($.01 par value,
125,000,000 shares authorized),
 offering price and redemption price ..........................         $23.11
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................       $825,236
Shares outstanding ............................................         35,881
NET ASSET VALUE PER SHARE ($.01 par value,
75,000,000 shares authorized),
 offering price and redemption price ..........................         $23.00
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the year ended September 30, 2006
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................    $ 3,754,114
    Interest ..................................................        986,387
                                                                   -----------
         Total income .........................................      4,740,501
                                                                   -----------
EXPENSES
    Management fee ............................................      2,908,786
    Transfer agent fees .......................................        267,113
    Accounting and administrative fees ........................        251,021
    Postage and mailing .......................................         48,518
    Registration fees .........................................         43,379
    Audit and tax fees ........................................         31,000
    Custodian fees ............................................         27,544
    Printing ..................................................         22,555
    Insurance .................................................         22,460
    Directors' fees ...........................................         19,162
    Legal fees ................................................         16,261
    Accounting system and pricing service fees ................         10,064
    12b-1 fees -- Class N .....................................          1,669
    Servicing fees -- Class N .................................            668
    Other operating expenses ..................................          8,522
                                                                   -----------
         Total expenses .......................................      3,678,722
                                                                   -----------
         Net investment income ................................      1,061,779
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ..............................     26,341,021
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................     14,345,179
                                                                   -----------
    Net realized and unrealized gain on investments ...........     40,686,200
                                                                   -----------
    Net increase in net assets resulting from operations ......    $41,747,979
                                                                   -----------
                                                                   -----------
The accompanying notes to financial statements are an integral part of this statement.
Statements of Changes in Net Assets
For the years ended September 30, 2006 and 2005
-------------------------------------------------------------------------------
                                                 2006                 2005
                                             -------------       -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $  1,061,779        $    117,774
    Net realized gain
     on investments ........................    26,341,021          46,352,470
    Change in net unrealized
     appreciation/depreciation
     on investments ........................    14,345,179          12,792,705
                                              ------------        ------------
         Net increase in net assets
          resulting from operations ........    41,747,979          59,262,949
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...      (190,433)                ---
    From net realized gain
     on investments - Class I ..............   (49,264,764)        (21,371,633)
    From net realized gain
     on investments - Class N ..............       (51,326)                ---
                                              ------------        ------------
         Total distributions ...............   (49,506,523)        (21,371,633)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (914,130 and 1,020,903
     shares, respectively) .................    21,177,504          23,214,695
    Reinvestment of distributions - Class I
     (2,103,345 and 896,311
     shares, respectively) .................    46,904,596          20,319,383
    Cost of shares redeemed - Class I
     (3,026,065 and 2,242,928
     shares, respectively) .................   (69,530,517)        (51,001,342)
    Proceeds from shares issued - Class N
     (14,557  and 22,502
     shares, respectively) .................       330,404             513,270
    Reinvestment of distributions - Class N
     (2,303 shares in fiscal year 2006) ....        51,237                 ---
    Cost of shares redeemed - Class N
     (3,481 shares in fiscal year 2006).....       (80,020)                ---
                                              ------------        ------------
         Decrease in net assets
          derived from capital share
          transactions .....................    (1,146,796)         (6,953,994)
                                              ------------        ------------
         Total increase (decrease) in
          net assets                            (8,905,340)         30,937,322
                                              ------------        ------------
NET ASSETS
    Beginning of period ....................   546,484,851         515,547,529
                                              ------------        ------------
    End of period (including accumulated undistributed
     net investment income
     of $989,120 and $117,774,
     respectively) .........................  $537,579,511        $546,484,851
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.
Notes to Financial Statements
September 30, 2006
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth. Effective February 28, 2005, the
    Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to a 0.25% 12b-1 fee and a 0.10%
    servicing fee, as described in its prospectus.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.  Expenses attributable to a particular class of shares, such as 12b-1 fees and servicing fees, are allocated directly to that class.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.
    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         September 30, 2006, no reclassifications were recorded.
         The tax character of distributions paid during the years ended
         September 30 were as follows:
                                            09/30/2006        09/30/2005
                                            ----------        ----------
              Distributions paid from:
              Ordinary income ............  $   493,290       $       ---
              Long-term capital gain .....   49,013,233        21,371,633
                                            -----------       -----------
              Total distributions paid ...  $49,506,523       $21,371,633
                                            -----------       -----------
                                            -----------       -----------
         As of September 30, 2006, investment cost for federal tax purposes was
         $350,810,916 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $191,412,018
              Unrealized depreciation .......................   (8,711,123)
                                                              ------------
              Net unrealized appreciation ...................  182,700,895
                                                              ------------
              Undistributed ordinary income .................      989,120
              Undistributed accumulated net realized capital
               gain .........................................   23,376,227
              Paid in capital ...............................  330,513,269
                                                              ------------
              Net assets .................................... $537,579,511
                                                              ------------
                                                              ------------
         There were no differences between the book-basis and tax-basis components of net assets.
         As of September 30, 2006, the Fund has no capital loss carryforward, realized no post-October losses for tax purposes, and had no tax deferral of wash loss sales.
    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.
         The Fund incurred expenses of $251,021 for accounting and
         administrative services during the year ended September 30, 2006.
    (b)  Independent Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $11,761 for the year ended September 30, 2006 for legal services rendered by this law firm.
(3) Investment Transactions --
    For the year ended September 30, 2006, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $89,017,528 and $141,737,896, respectively.
(4) Future Adoption of New Accounting Standards --
    On July 13, 2006, the Financial Accounting Standards Board (FASB) released
    FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes"
    (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
    In September 2006, the Financial Accounting Standards Board (FASB) issued
    Statement on Financial Accounting Standards No. 157, "Fair Value
    Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  As of September 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.
Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Nicholas II, Inc.:
We have audited the accompanying statement of assets and liabilities of
Nicholas II, Inc. (the "Fund"), including the schedule of investments, as of
September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Fund's internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas II, Inc., as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                         ERNST & YOUNG LLP
Chicago, Illinois,
November 3, 2006
Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
October 17, 1983 (1) ...  $10.00        $  --          $   --             --            $10,000
September 30, 1984 .....   11.66           --              --            12.6 times      11,660
September 30, 1985 .....   14.39         0.0930          0.1860          11.7            14,742
September 30, 1986 .....   16.90         0.1630          0.0610          15.0            17,581
September 30, 1987 .....   21.01         0.4200          0.5130          20.9            23,108
September 30, 1988 .....   18.58         0.3380          1.3030          15.0            22,766
September 30, 1989 .....   21.76         0.3350          0.0800          17.1            27,291
September 30, 1990 .....   17.39         0.3124          0.6686          14.8            22,888
September 30, 1991 .....   23.87         0.3422          0.1434          17.8            32,250
September 30, 1992 .....   24.53         0.2447          0.4042          17.3            34,052
September 30, 1993 .....   26.94         0.2350          0.8000          18.1            38,885
September 30, 1994 .....   26.71         0.2000          1.4700          18.5            41,020
September 30, 1995 .....   30.07         0.2056          1.8944          20.8            50,205
September 30, 1996 .....   33.34         0.1750          2.4979          28.9            60,922
September 30, 1997 .....   40.65         0.0779          3.1621          31.4            82,206
September 30, 1998 .....   34.78         0.0810          5.2282          28.6            80,845
September 30, 1999 .....   31.83         0.1337          4.0049          29.0            82,864
September 30, 2000 .....   36.58         0.0100          0.4701          35.1            96,527
September 30, 2001 .....   17.54           --           13.1200          23.4            76,361
September 30, 2002 .....   15.34           --            0.5766          22.2            68,730
September 30, 2003 .....   18.97           --              --            22.9            84,994
September 30, 2004 .....   21.88           --            0.0015          22.9            98,040
September 30, 2005 .....   23.50           --            0.9146          23.3           109,547
September 30, 2006 .....   23.11         0.0083 (a)      2.1472 (a)      22.4           118,142

Class N
February 28, 2005 (1) ..   22.59           --              --            23.1            10,000
September 30, 2005 .....   23.45           --              --            23.3            10,381
September 30, 2006 .....   23.00           --            2.1340 (a)      22.4            11,158

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid December 28, 2005 to shareholders of record on December 27, 2005.

      Range in quarter end price/earnings ratios
          High                          Low
------------------------      ------------------------
September 30, 2000  35.1      September 30, 1985  11.7
Tax Information
September 30, 2006 (unaudited)
------------------------------------------------------------------------------
The Fund designates 100% of its ordinary income distribution for the year ended September 30, 2006 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended September 30, 2006, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.
The Fund hereby designates approximately $49,013,233 as a capital gain dividend for the year ended
September 30, 2006.
Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
A discussion of the Approval by the Board of Directors of the Fund's Investment Advisory Contract
can be found in the Fund's Semiannual Report dated March 31, 2006.
Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling
800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional
Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.
Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at
www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Directors and Officers of the Fund
(unaudited)
    The following table sets forth the pertinent information about the Fund's directors and officers as of September
30, 2006.  Unless otherwise listed, the business address of each director and officer is 700 North Water Street,
Milwaukee, WI 53202.
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
   Name and Age                    With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
David O. Nicholas, 45 (1), (3)   President,     (2), 2 years   Chief Investment Officer           4            None
                                 Director and                  and Director, Nicholas
                                 Portfolio                     Company, Inc., the Adviser
                                 Manager                       to the Fund.  He is Co-Portfolio
                                                               Manager of Nicholas Fund, Inc.,
                                                               Nicholas High Income Fund, Inc.
                                                               and Nicholas Equity Income
                                                               Fund, Inc.  He also is the
                                                               Portfolio Manager of Nicholas II,
                                                               Inc. and Nicholas Limited Edition, Inc.
DISINTERESTED DIRECTORS
Robert H. Bock, 74               Director       (2), 23 years  Private Investor, Consultant,      6            None
                                                               Dean Emeritus of Business
                                                               Strategy and Ethics, University of
                                                               Wisconsin School of Business,
                                                               1997 to present.
Timothy P. Reiland, 50           Director       (2), 4 years   Private Investor, Consultant,      6            None
                                                               Chairman and Chief Financial
                                                               Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.
Jay H. Robertson, 54             Director       (2), 2 years   Private Investor, April 2000       7            None
                                                               to present.  Chairman of the
                                                               Board of Robertson-Ryan and
                                                               Associates, Inc., an insurance
                                                               brokerage firm from 1993 to
                                                               March 2000.
OFFICERS
Albert O. Nicholas, 75 (3)       Executive       Annual,       Chief Executive Officer and
                                 Vice President  23 years      Chairman of the Board, Nicholas
                                                               Company, Inc., the Adviser to
                                                               the Fund.  He is Co-Portfolio
                                                               Manager of Nicholas Fund, Inc.
                                                               and Nicholas Equity Income
                                                               Fund, Inc.  He formerly was
                                                               the sole Portfolio Manager
                                                               of these funds since each
                                                               fund's inception.
                                                               He was a Director of the Fund
                                                               until October 29, 2004.
David L. Johnson, 64 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  23 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.
Jeffrey T. May, 50               Senior Vice     Annual,       Senior Vice President, Treasurer
                                 President,      14 years      and Chief Compliance Officer, Nicholas
                                 Secretary,                    Company, Inc., the Adviser to the
                                 Treasurer                     Fund.  He is Portfolio Manager
                                 and Chief                     of Nicholas Money Market Fund, Inc.
                                 Compliance
                                 Officer
Lynn S. Nicholas, 50 (3)         Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       20 years      Company, Inc. the Adviser to the
                                                               Fund.
Lawrence J. Pavelec, 47          Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       2 years       Company, Inc., the Adviser to the
                                                               Fund.  He has been Co-Portfolio
                                                               Manager of Nicholas High Income
                                                               Fund, Inc. since April 2003.  He was
                                                               a portfolio manager for Brandes
                                                               Investment Partners from 1999 to
                                                               April 2003.
Mark J. Giese, 35                Vice President  Annual,       Vice President, Nicholas Company,
                                                 8 years       Inc., the Adviser to the Fund. He is
                                                               the Portfolio Manager of Nicholas
                                                               Liberty Fund.
Candace L. Lesak, 49             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 20 years      the Adviser to the Fund.
____________________
(1)     David O. Nicholas is the only director of the Fund who is an "interested person" of the Fund, as that term is defined in the 1940 Act.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is a brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-544-6547 (toll-free)
or 414-276-0535.

-----------------------------------------------------------------------------------------------------------------------
Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas II, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.
AUTOMATIC INVESTMENT PLAN - AN UPDATE
(unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Fund.
                                                          Nicholas II - Class I
                                                          --------------------
      $1,000 initial investment on .......................  10/17/83* 09/30/96
      Number of years investing $100 each month following
       the date of initial investment ....................        23        10
      Total cash invested ................................   $28,600   $13,000
      Total dividend and capital gain distributions
       reinvested ........................................   $77,004    $5,911
      Total full shares owned at 09/30/06 ................     4,643       777
      Total market value at 09/30/06 .....................  $107,301   $17,971
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
* Date of Initial Public Offering.
Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                 ANNUAL REPORT

                               NICHOLAS II, INC.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
September 30, 2006

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

* full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

* compliance with applicable laws and governmental rules and regulations;

* the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

* accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

* not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

* not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

* report, at least annually:

* officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

* Positions as a trustee, executor or other fiduciary;

* Ownership interest in any broker-dealer or bank;

* Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

* service as a director on the board of any public company;

* the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

* any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

* a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. Disclosure and Compliance

* Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

* each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

* it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

* annually thereafter affirm to the Board that he has complied with the requirements of the Code;

* not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

* if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

* any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

* if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

* the independent directors will be responsible for granting waivers, as appropriate; and

* any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Affirmed: November 6, 2006

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,000 in 2006 and $22,600 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements were $2,500 in 2006 and $2,000 in 2005.  These services were for consents issued for the Fund's registration statements.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,000 in 2006 and $4,000 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed in each of the last two fiscal years for Tax Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees. The aggregate fees billed for professional services rendered by the Auditor to the Fund's investment adviser were $10,000 in 2005 and $8,400 in 2004. These services were for the audit of the investment adviser for the adviser's fiscal years ended 10/31/2005 and 10/31/2004.

There were no fees billed in each of the last two fiscal years for Non-Audit Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(e) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund's Board of Directors meets with the Auditors and management to review and pre-approve the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/29/2006